UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number  811-2857
                                    811-21434

Name of Fund:  Core Bond Portfolio of Merrill Lynch Bond Fund, Inc.
               Master Bond Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Core Bond Portfolio of Merrill Lynch Bond Fund, Inc. and Master Bond Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end:  09/30/05

Date of reporting period:  04/01/2005 - 06/30/2005

Item 1 - Schedule of Investments


Core Bond Portfolio of Merrill Lynch Bond Fund, Inc.

Schedule of Investments as of June 30, 2005
                    Beneficial
                      Interest   Mutual Funds                                                                               Value
             $   1,717,173,197   Master Core Bond Portfolio                                                     $   1,928,704,026

                                 Total Mutual Funds (Cost - $1,901,406,275) - 100.1%                                1,928,704,026

Total Investments (Cost - $1,901,406,275) - 100.1%                                                                  1,928,704,026
Liabilities in Excess of Other Assets - (0.1%)                                                                        (2,836,292)
                                                                                                                -----------------
Net Assets - 100.0%                                                                                             $   1,925,867,734
                                                                                                                =================


Master Core Bond Portfolio

Schedule of Investments as of June 30, 2005
                                                                                                                      Value
                          Face Amount    Asset-Backed Securities+                                               (in U.S. dollars)
                      USD   9,539,134    ACE Securities Corp. Series 2003-OP1 Class A2, 3.82% due
                                         12/25/2033 (b)                                                         $       9,554,162
                              603,818    Advanta Mortgage Loan Trust Series 1999-3 Class A4, 7.75%
                                         due 10/25/2026                                                                   612,527
                           11,662,173    Aegis Asset-Backed Securities Trust Series 2004-1 Class A,
                                         3.81% due 4/25/2034 (b)                                                       11,685,296
                           18,575,000    Bear Stearns Adjustable Rate Mortgage Trust Series 2004-4
                                         Class A4, 3.515% due 6/25/2034 (b)                                            18,155,335
                           11,513,000    Bear Stearns Asset-Backed Securities, Inc. Series 2004-HE9
                                         Class 1A2, 3.83% due 3/25/2032 (b)                                            11,550,471
                            8,573,107    CIT Equipment Collateral Series 2003-VT1 Class A3A, 3.56%
                                         due 4/20/2007 (b)                                                              8,578,671
                            1,265,608    CIT Group Home Equity Loan Trust Series 2003-1 Class A2,
                                         2.35% due 4/20/2027                                                            1,263,150
                                         California Infrastructure Series 1997-1:
                            2,071,081        PG&E-1, Class A7, 6.42% due 9/25/2008                                      2,106,690
                            1,540,269        SCE-1, Class A6, 6.38% due 9/25/2008                                       1,567,899
                                         Capital Auto Receivables Asset Trust:
                            1,862,687        Series 2003-2 Class B, 3.09% due 1/15/2009 (b)                             1,865,516
                            4,150,000        Series 2004-2 Class D, 5.82% due 5/15/2012 (a)                             4,177,085
                           28,950,000    Capital One Master Trust Series 2000-4 Class C, 4.19% due
                                         8/15/2008 (a)(b)                                                              29,049,516
                            2,309,650    Centex Home Equity Series 2003-B Class AV, 3.74% due 6/25/2033 (b)             2,310,630
                                         Chase Credit Card Master Trust Series C (b):
                            9,750,000        Series 2000-3, 3.51% due 1/15/2008                                         9,767,091
                           17,000,000        Series 2003-1, 3.91% due 4/15/2008                                        17,078,866
                                         Countrywide Asset-Backed Certificates (b):
                            9,800,000        Series 2003-2 Class M1, 3.55% due 6/26/2033                                9,845,311
                            7,256,919        Series 2003-BC3 Class A2, 3.16% due 9/25/2033                              7,264,399
                            8,950,000        Series 2004-13 Class AF4, 4.583% due 1/25/2033                             8,897,092
                            9,365,000        Series 2004-13 Class MF1, 5.071% due 12/25/2034                            9,365,347
                           11,385,543        Series 2004-5 Class A, 3.30% due 10/25/2034                               11,436,334
                            7,550,000        Series 2004-5 Class M2, 3.52% due 7/25/2034                                7,578,214
                                         First Franklin Mortgage Loan Asset-Backed Certificates
                                         Class A2 (b):
                            7,782,631        Series 2003-FF5, 2.82% due 3/25/2034                                       7,776,994
                           21,400,000        Series 2004-FF10, 3.25% due 11/25/2034                                    21,476,987
                              700,000    GMAC Commercial Mortgage Securities, Inc. Series 2004-C3
                                         Class AAB, 4.702% due 12/10/2041 (b)                                             708,849
                            2,253,530    HFC Home Equity Loan Asset-Backed Certificates Series
                                         2002-2 Class A, 3.73% due 4/20/2032 (b)                                        2,256,080
                              888,254    Household Automotive Trust Series 2002-3 Class A3A, 2.75%
                                         due 6/18/2007                                                                    887,728
                                         Long Beach Mortgage Loan Trust (b):
                            4,224,183        Series 2002-4 Class 2A, 3.31% due 11/26/2032                               4,236,092
                           12,526,829        Series 2004-1 Class A3, 3.15% due 2/25/2034                               12,540,350
                           10,850,000    MBNA Credit Card Master Note Trust Series 2001-C3 Class
                                         C3, 6.55% due 12/15/2008                                                      11,130,247
                                         Morgan Stanley ABS Capital (b):
                            6,200,000        Series 2003-NC5 Class M2, 4.85% due 4/25/2033                              6,279,338
                           16,410,546        Series 2004-NC1 Class A2, 3.22% due 12/27/2033                            16,466,677
                           10,451,250        Series 2004-NC2 Class A2, 3.15% due 12/25/2033                            10,478,634
                            7,674,638        Series 2004-WMC1 Class A3, 3.10% due 6/25/2034                             7,676,997
                                         Morgan Stanley ABS Capital I (b):
                           23,539,041        Series 2005-HE1 Class A2MZ, 3.76% due 12/25/2034                          23,575,230
                            8,812,697        Series 2005-NC2 Class A1MZ, 3.71% due 3/25/2035                            8,812,522
                            8,900,658        Series 2005-NC2 Class A2MZ, 3.71% due 3/25/2035                            8,900,481
                                         Option One Mortgage Loan Trust (b):
                            8,425,708        Series 2003-4 Class A2, 3.17% due 7/25/2033                                8,440,313
                            3,050,000        Series 2005-1 Class M5, 4.10% due 2/25/2035                                3,062,816
                           12,307,897    Residential Asset Securities Corp. Series 2003-KS5 Class
                                         AIIB, 3.75% due 7/25/2033 (b)                                                 12,330,128
                            2,710,312    Saxon Asset Securities Trust Series 2002-3 Class AV, 3.86%
                                         due 12/25/2032 (b)                                                             2,712,126

                                         Total Asset-Backed Securities (Cost - $353,318,816) - 12.2%                  353,458,191


                                         Government & Agency Obligations

                           21,400,000    Fannie Mae, 7.125% due 1/15/2030                                              29,258,850
                           15,400,000    Federal Home Loan Bank System, 2.75% due 11/15/2006                           15,173,235
                                         U.S. Treasury Bonds:
                           11,250,000        7.50% due 11/15/2016                                                      14,744,970
                            6,865,000        8.125% due 8/15/2019                                                       9,727,918
                           23,900,000        7.25% due 8/15/2022                                                       32,522,666
                            4,950,000        6.25% due 8/15/2023 (d)                                                    6,168,744
                            4,950,000        6.625% due 2/15/2027 (d)                                                   6,569,774
                           73,580,000        5.375% due 2/15/2031                                                      86,824,400
                                         U.S. Treasury Inflation Indexed Bonds:
                           14,966,613        3.875% due 1/15/2009                                                      16,284,962
                           13,106,791        3.50% due 1/15/2011                                                       14,526,519
                           31,178,646        1.625% due 1/15/2015                                                      31,065,374
                                         U.S. Treasury Notes:
                           46,913,000        7% due 7/15/2006 (d)                                                      48,538,442
                            3,525,000        3.75% due 5/15/2008                                                        3,532,713
                            5,610,000        3.875% due 5/15/2010                                                       5,641,994
                           10,735,000        3.625% due 6/15/2010                                                      10,688,034
                            1,950,000        5% due 2/15/2011                                                           2,071,799
                           62,885,000        4.125% due 5/15/2015                                                      63,803,687

                                         Total Government & Agency Obligations
                                         (Cost - $383,537,665) - 13.7%                                                397,144,081


                                         Government Agency Mortgage-Backed Securities+

                                         Fannie Mae Guaranteed Pass-Through Certificates:
                           32,800,001         4.50% due 12/01/2019 - 3/01/2020                                         32,676,367
                          121,225,027         5% due 7/15/2020                                                        122,550,986
                           12,754,847         5% due 7/15/2035                                                         12,754,847
                          131,688,000         5.50% due 7/15/2035                                                     133,457,623
                           10,342,674         6.50% due 12/01/2028 - 3/01/2034                                         10,726,649
                                         Freddie Mac Mortgage Participation Certificates:
                           43,082,467         5% due 7/15/2035 - 8/15/2035                                             43,055,812
                            6,943,596         5.50% due 7/01/2016 - 1/01/2018                                           7,129,943
                           20,054,950         5.50% due 3/01/2035 - 7/15/2035                                          20,331,134
                            4,669,897         6% due 2/01/2017 - 2/01/2018                                              4,828,667
                           32,688,263         6% due 7/01/2034                                                         33,539,848
                            2,243,818         6.50% due 6/01/2016 - 7/01/2017                                           2,335,168
                            5,397,847         7% due 2/01/2031 - 4/01/2032                                              5,683,862
                                         Ginnie Mae MBS Certificates:
                            4,382,689         6.50% due 4/15/2032                                                       4,582,103
                            1,150,063         7.50% due 4/15/2031 - 1/15/2033                                           1,232,668

                                         Total Government Agency Mortgage-Backed Securities
                                         (Cost - $433,967,620) - 15.0%                                                434,885,677


                                         Non-Government Agency Mortgage-Backed Securities+
Collateralized Mortgage     7,550,000    Ameriquest Mortgage Securities, Inc. Series 2004-R1 Class
Obligations - 14.3%                      M2, 4.04% due 2/25/2034 (b)                                                    7,560,726
                           21,250,000    Argent Securities, Inc. Series 2004-W11 Class A3, 3.82% due
                                         11/25/2034 (b)                                                                21,320,076
                               41,349    Collateralized Mortgage Obligation Trust Series 57 Class D,
                                         9.90% due 2/01/2019                                                               41,738
                            9,200,000    Credit-Based Asset Servicing and Securitization Series 2005-
                                         CB2 Class AV2, 3.66% due 4/25/2036 (b)                                         9,201,857
                           13,500,000    GE Dealer Floorplan Master Note Trust Series 2004-2 Class
                                         B, 3.72% due 7/20/2009 (b)                                                    13,536,468
                                         GS Mortgage Securities Corp. II:
                              222,248        Series 1998-C1 Class A1, 6.06% due 10/18/2030                                222,676
                           12,350,000        Series 2005-GG4 Class A2, 4.475% due 7/10/2039 (a)                        12,432,590
                           18,550,000        Series 2005-GG4 Class A4A, 4.751% due 7/10/2039 (a)                       18,846,336
                                         Home Equity Asset Trust (b):
                           16,606,250        Series 2005-1 Class A2, 3.74% due 5/25/2035                               16,604,589
                           11,945,663        Series 2005-3 Class 1A2, 3.71% due 8/25/2035                              11,945,429
                           10,300,000    Impac Secured Assets CMN Owner Trust Series 2004-3 Class
                                         M1, 4.06% due 11/25/2034 (b)                                                  10,350,977
                           21,794,174    Impac Secured Assets Corp. Series 2004-3 Class 1A4, 3.86%
                                         due 11/25/2034 (b)                                                            21,855,481
                                         JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2:
                           12,350,000        Class A2, 4.575% due 7/15/2042                                            12,449,047
                           30,900,000        Class A4, 4.738% due 7/15/2042 (b)                                        31,158,015
                           13,700,000    LB-UBS Commercial Mortgage Trust Series 2005-C3 Class
                                         A5, 4.739% due 7/15/2030                                                      13,884,094
                                         New Century Home Equity Loan Trust (b):
                           20,713,490        Class A2MZ Series 2005-2, 3.72% due 6/25/2035                             20,717,475
                           18,424,148        Class A3 Series 2004-2, 3.10% due 4/25/2034                               18,428,313
                           22,802,075        Class A3 Series 2004-3, 3.24% due 11/25/2034                              22,883,134
                                         Park Place Securities, Inc. Series 2005-WCH1 (b):
                           11,013,350        Class A1B, 3.15% due 1/25/2035                                            11,031,359
                            8,843,894        Class A3D, 3.19% due 1/25/2035                                             8,858,453
                            3,470,000    Popular ABS Mortgage Pass-Through Trust Series 2005-1
                                         Class M2, 5.507% due 5/25/2035                                                 3,493,600
                           25,526,400    RMAC Plc Series 2003-NS2A Class A2C, 3.79% due
                                         9/12/2035 (b)                                                                 25,598,193
                                         Residential Asset Mortgage Products, Inc. (b):
                           17,250,000        Series 2004-RS11 Class A2, 3.12% due 12/25/2033                           17,310,268
                           12,300,000        Series 2005-RS3 Class AI2, 3.02% due 3/25/2035                            12,332,800
                                         Structured Asset Investment Loan Trust (b):
                           14,750,000        Series 2003-BC6 Class M1, 4.21% due 7/25/2033                             14,837,677
                            4,897,000        Series 2004-8 Class M4, 4.46% due 9/25/2034                                4,910,851
                                         Structured Asset Securities Corp. (b):
                            7,987,951        Series 2004-23XS Class 2A1, 3.76% due 1/25/2035                            7,995,639
                            8,415,212        Series 2005-GEL2 Class A, 3.74% due 4/25/2035                              8,415,045
                                         Washington Mutual (b):
                               56,790        Series 2000-1 Class B1, 6.85% due 1/25/2040 (a)                               56,684
                            5,048,770        Series 2005-AR2 Class B4, 3.588% due 1/25/2045                             5,048,770
                           29,200,000    Wells Fargo Home Equity Trust Series 2004-2 Class A32,
                                         3.80% due 2/25/2032 (b)                                                       29,307,295
                            3,050,000    Whole Auto Loan Trust Series 2004-1 Class D, 5.60% due
                                         3/15/2011                                                                      3,069,791
                                                                                                                -----------------
                                                                                                                      415,705,446

Commercial Mortgage-       20,400,000    Banc of America Large Loan Series 2003-BBA2 Class A3,
Backed Securities - 3.2%                 3.708% due 11/15/2015 (b)                                                     20,415,994
                               26,635    BlackRock Capital Finance LP Series 1997-R2 Class AP,
                                         7.314% due 12/25/2035 (a)(b)                                                      26,635
                                         COMM (b):
                           11,950,000        Series 2003-FL8 Class A2, 3.01% due 7/15/2015 (a)                         11,959,670
                           29,593,000        Series 2003-FL9 Class A3, 3.13% due 11/15/2015                            29,613,739
                              810,221    First Union National Bank-Bank of America Commercial Mortgage
                                         Trust Series 2001-C1 Class A1, 5.71% due 3/15/2033                               830,878
                                         Greenwich Capital Commercial Funding Corp.:
                            7,013,514        Series 2003-FL1 Class A, 3.19% due 7/05/2018 (b)                           7,014,664
                           16,000,000        Series 2004-GG1 Class A4, 4.755% due 6/10/2036                            16,278,150
                            7,789,168    Nationslink Funding Corp. Series 1999-2 Class A3, 7.181%
                                         due 6/20/2031                                                                  7,955,847
                              109,950    Ocwen Residential MBS Corp. Series 1998-R2 Class AP,
                                         5.735% due 11/25/2034 (a)(b)                                                     105,552
                                                                                                                -----------------
                                                                                                                       94,201,129

                                         Total Non-Government Agency Mortgage-Backed
                                         Securities (Cost - $508,937,124) - 17.5%                                     509,906,575



                                         Corporate Bonds

Aerospace &                 8,188,000    Goodrich Corp., 6.60% due 5/15/2009                                            8,785,749
Defense - 0.5%              5,015,000    Raytheon Co., 8.30% due 3/01/2010                                              5,811,843
                                                                                                                -----------------
                                                                                                                       14,597,592


                                                                                                                      Value
Industry++                Face Amount    Corporate Bonds                                                        (in U.S. dollars)
Airlines - 0.3%       USD   2,870,252    American Airlines, Inc. Series 2003-1, 3.857% due 1/09/2012            $       2,816,689
                            2,080,000    Continental Airlines, Inc. Series 2002-1, 6.563% due 8/15/2013                 2,210,616
                            2,380,000    Southwest Airlines Co., 7.875% due 9/01/2007                                   2,546,555
                                                                                                                -----------------
                                                                                                                        7,573,860

Automobiles - 0.3%                       DaimlerChrysler NA Holding Corp.:
                            3,560,000        4.75% due 1/15/2008                                                        3,573,756
                            3,670,000        7.75% due 1/18/2011                                                        4,142,692
                                                                                                                -----------------
                                                                                                                        7,716,448

Beverages - 0.0%              185,000    Diageo Capital Plc, 3.50% due 11/19/2007                                         182,499

Biotechnology - 0.4%       12,550,000    Abgenix, Inc., 3.50% due 3/15/2007 (e)                                        11,859,750

Capital Markets - 1.4%                   The Bear Stearns Cos., Inc.:
                            5,305,000        3.03% due 1/30/2009 (b)                                                    5,328,013
                            1,425,000        5.70% due 11/15/2014                                                       1,528,035
                            6,560,000    Credit Suisse First Boston USA, Inc., 4.70% due 6/01/2009                      6,666,121
                                         Goldman Sachs Group, Inc.:
                           11,820,000        5.70% due 9/01/2012                                                       12,576,728
                            6,170,000        5.25% due 10/15/2013                                                       6,366,848
                                         Lehman Brothers Holdings, Inc.:
                              400,000        4% due 1/22/2008                                                             398,570
                            7,965,000        3.50% due 8/07/2008                                                        7,799,886
                                         Mellon Funding Corp.:
                              885,000        4.875% due 6/15/2007                                                         895,137
                              250,000        6.40% due 5/14/2011                                                          276,331
                                                                                                                -----------------
                                                                                                                       41,835,669

Commercial Banks - 1.9%                  Bank of America Corp.:
                            1,800,000        5.875% due 2/15/2009                                                       1,902,409
                            4,625,000        4.875% due 9/15/2012                                                       4,756,794
                            2,705,000    Bank One Corp., 8% due 4/29/2027                                               3,593,444
                            5,690,000    Barclays Bank Plc, 8.55% (a)(b)(g)                                             6,845,497
                            4,435,000    Corporacion Andina de Fomento, 6.875% due 3/15/2012                            4,965,674
                            3,280,000    FirstBank Puerto Rico, 7.625% due 12/20/2005                                   3,305,108
                            4,995,000    HSBC Bank USA NA, 5.875% due 11/01/2034                                        5,443,216
                            1,670,000    Hudson United Bancorp, 8.20% due 9/15/2006                                     1,741,175
                            3,100,000    PNC Bank NA, 5.25% due 1/15/2017                                               3,208,435
                            3,940,000    PNC Funding Corp., 6.125% due 2/15/2009                                        4,184,343
                            2,340,000    Popular North America, Inc., 3.875% due 10/01/2008                             2,314,810
                            7,110,000    Sovereign Bank, 5.125% due 3/15/2013                                           7,250,238
                            1,495,000    US Bancorp, 3.564% due 9/16/2005 (b)                                           1,495,312
                            4,335,000    Wells Fargo & Co., 5% due 11/15/2014                                           4,463,286
                                                                                                                -----------------
                                                                                                                       55,469,741

Commercial Services &                    Aramark Services, Inc.:
Supplies - 0.7%             2,355,000        6.375% due 2/15/2008                                                       2,467,878
                            2,760,000        5% due 6/01/2012                                                           2,763,687
                                         Cendant Corp.:
                            3,365,000        6.25% due 1/15/2008                                                        3,510,092
                            6,530,000        7.375% due 1/15/2013                                                       7,476,582
                            3,015,000    International Lease Finance Corp., 2.95% due 5/23/2006                         2,988,763
                                                                                                                -----------------
                                                                                                                       19,207,002

Communications              3,820,000    Alltel Corp., 4.656% due 5/17/2007                                             3,849,987
Equipment - 0.3%            5,185,000    Harris Corp., 6.35% due 2/01/2028                                              5,624,237
                                                                                                                -----------------
                                                                                                                        9,474,224

Consumer Finance - 0.6%     4,070,000    Capital One Bank, 5.75% due 9/15/2010                                          4,295,108
                                         HSBC Finance Corp.:
                            4,695,000        6.50% due 11/15/2008                                                       5,011,175
                            1,905,000        5.875% due 2/01/2009                                                       1,999,684
                                         MBNA Corp.:
                            3,240,000        6.25% due 1/17/2007                                                        3,343,048
                              870,000        5.625% due 11/30/2007                                                        898,554
                            2,750,000        4.625% due 9/15/2008                                                       2,787,477
                                                                                                                -----------------
                                                                                                                       18,335,046

Containers &                3,080,000    Sealed Air Corp., 5.375% due 4/15/2008 (a)                                     3,154,129
Packaging - 0.1%

Diversified Financial       2,675,000    American Honda Finance Corp., 3.799% due 10/03/2005 (a)(b)                     2,677,389
Services - 2.4%                          Citigroup, Inc.:
                            1,150,000        5.75% due 5/10/2006                                                        1,167,220
                            8,865,000        5.625% due 8/27/2012                                                       9,468,964
                            4,730,000        5.85% due 12/11/2034                                                       5,228,745
                            5,940,000    General Electric Capital Corp., 6.75% due 3/15/2032                            7,329,889
                                         JPMorgan Chase & Co.:
                               10,000        4.50% due 11/15/2010                                                          10,073
                            5,915,000        5.75% due 1/02/2013                                                        6,337,390
                            4,760,000        4.75% due 3/01/2015                                                        4,764,560
                                         Sigma Finance Corp. (b):
                           21,350,000        5.768% due 8/15/2011 (h)                                                  21,350,000
                            9,600,000        5.49% due 3/31/2014 (a)                                                    9,691,997
                                                                                                                -----------------
                                                                                                                       68,026,227

Diversified                 2,760,000    BellSouth Corp., 6% due 11/15/2034                                             2,934,945
Telecommunication          10,012,000    Deutsche Telekom International Finance BV, 5.25% due 7/22/2013                10,394,759
Services - 1.4%             4,200,000    France Telecom SA, 8.50% due 3/01/2011                                         4,873,991
                            7,020,000    GTE Corp., 6.84% due 4/15/2018                                                 7,996,552
                            3,855,000    Royal KPN NV, 8% due 10/01/2010                                                4,463,782
                            4,960,000    TELUS Corp., 7.50% due 6/01/2007                                               5,247,189
                            4,560,000    Tele-Communications-TCI Group, 9.80% due 2/01/2012                             5,808,063
                                                                                                                -----------------
                                                                                                                       41,719,281

Electric Utilities - 3.1%   9,740,000    AEP Texas Central Co. Series D, 5.50% due 2/15/2013 (a)                       10,205,173
                            3,330,000    Entergy Arkansas, Inc., 5.66% due 2/01/2025                                    3,487,219
                            4,730,000    Entergy Louisiana, Inc., 5.09% due 11/01/2014                                  4,726,065
                              520,000    Exelon Corp., 6.75% due 5/01/2011                                                577,478
                            5,920,000    Exelon Generation Co. LLC, 5.35% due 1/15/2014                                 6,139,656
                            6,040,000    FirstEnergy Corp. Series B, 6.45% due 11/15/2011                               6,599,461
                           15,300,000    PPL Capital Funding, 4.32% due 5/18/2006 (b)                                  15,321,374
                            3,965,000    PSEG Power LLC, 6.95% due 6/01/2012                                            4,457,168
                            4,585,000    Pacific Gas & Electric Co., 6.05% due 3/01/2034                                5,053,078
                            3,165,000    Pepco Holdings, Inc., 4% due 5/15/2010                                         3,088,125
                           15,000,000    Pinnacle West Energy Corp., 4.004% due 4/01/2007 (a)(b)                       15,002,385
                            3,905,000    Public Service Co. of New Mexico, 4.40% due 9/15/2008                          3,907,792
                            2,835,000    Puget Energy, Inc., 5.483% due 6/01/2035                                       2,912,676
                            4,225,000    SPI Electricity & Gas Australia Holdings Pty Ltd., 6.15% due
                                         11/15/2013 (a)                                                                 4,615,441
                              905,000    Southern California Edison Co., 3.87% due 1/13/2006 (b)                          906,122
                            2,855,000    Westar Energy, Inc., 6% due 7/01/2014                                          3,114,859
                                                                                                                -----------------
                                                                                                                       90,114,072

Electronic Equipment &     12,690,000    Celestica, Inc., 3.691% due 8/01/2020 (c)(e)                                   7,122,263
Instruments - 0.2%

Food Products - 0.2%        6,005,000    Cadbury Schweppes US Finance LLC, 3.875% due 10/01/2008 (a)                    5,921,074

Foreign Government     EUR 12,504,000    Bundesobligation Series 143, 3.50% due 10/10/2008 (1)                         15,746,850
Obligations*** - 1.4%  USD  8,920,000    Italy Government International Bond, 4.50% due 1/21/2015 (1)                   9,027,593
                                         Mexico Government International Bond (1):
                            7,180,000        9.875% due 2/01/2010                                                       8,684,210
                            3,535,000        6.375% due 1/16/2013                                                       3,794,823
                            2,380,000        5.875% due 1/15/2014                                                       2,483,530
                                                                                                                -----------------
                                                                                                                       39,737,006

Gas Utilities - 0.1%        3,980,000    Panhandle Eastern Pipe Line Series B, 2.75% due 3/15/2007                      3,876,130

Health Care Providers &     3,706,000    Manor Care, Inc., 7.50% due 6/15/2006                                          3,801,889
Services - 0.1%

Hotels, Restaurants &       2,760,000    Harrah's Operating Co., Inc., 5.625% due 6/01/2015 (a)                         2,811,192
Leisure - 0.1%                350,000    Hilton Hotels Corp., 7.625% due 12/01/2012                                       404,154
                                                                                                                -----------------
                                                                                                                        3,215,346

Household Durables - 0.9%   4,350,000    American Greetings, 6.10% due 8/01/2028                                        4,485,938
                                         DR Horton, Inc.:
                            5,960,000        5% due 1/15/2009                                                           5,963,344
                            3,085,000        6.875% due 5/01/2013                                                       3,338,297
                            4,315,000        5.625% due 9/15/2014                                                       4,308,782
                                         KB Home:
                            6,185,000        5.75% due 2/01/2014                                                        6,129,941
                              310,000        5.875% due 1/15/2015                                                         307,567
                                                                                                                -----------------
                                                                                                                       24,533,869

IT Services - 0.3%          7,045,000    First Data Corp., 4.50% due 6/15/2010                                          7,108,863

Industrial                  9,425,000    Tyco International Group SA, 6.75% due 2/15/2011                              10,462,711
Conglomerates - 0.4%

Insurance - 1.0%            5,020,000    AON Corp., 6.95% due 1/15/2007                                                 5,179,731
                              240,000    MassMutual Global Funding, LLC, 7% due 7/07/2006                                 246,764
                            2,790,000    Montpelier Re Holdings Ltd., 6.125% due 8/15/2013                              2,949,345
                            5,950,000    NLV Financial Corp., 7.50% due 8/15/2033 (a)                                   6,864,884
                            1,985,000    North Front Pass-Through Trust, 5.81% due 12/15/2024 (a)(b)                    2,045,392
                              735,000    Principal Life Global Funding I, 3.625% due 4/30/2008 (a)                        724,426
                            1,450,000    Prudential Financial, Inc., 4.104% due 11/15/2006                              1,454,021
                            5,060,000    Prudential Holdings LLC, 8.695% due 12/18/2023 (a)                             6,685,576
                            1,750,000    Willis Group North America, Inc., 5.125% due 7/15/2010                         1,759,429
                                                                                                                -----------------
                                                                                                                       27,909,568

Media - 1.3%                  145,000    COX Communications, Inc., 7.125% due 10/01/2012                                  162,606
                            3,000,000    Comcast Cable Communications, 6.375% due 1/30/2006                             3,042,192
                            6,587,000    Comcast Cable Communications Holdings, Inc., 8.375%
                                         due 3/15/2013                                                                  8,031,865
                            8,360,000    Historic TW, Inc., 9.125% due 1/15/2013                                       10,564,139
                            4,545,000    Lenfest Communications, Inc.,10.50% due 6/15/2006                              4,785,435
                            2,605,000    Media General, Inc., 6.95% due 9/01/2006                                       2,666,155
                            4,625,000    News America, Inc., 6.75% due 1/09/2038                                        5,251,965
                            2,210,000    Time Warner, Inc., 7.625% due 4/15/2031                                        2,760,045
                                                                                                                -----------------
                                                                                                                       37,264,402

Metals & Mining - 0.2%      6,130,000    Textron Financial Corp., 2.75% due 6/01/2006                                   6,070,539

Multi-Utilities - 0.7%        750,000    Ameren Corp., 4.263% due 5/15/2007                                               750,630
                                         Dominion Resources, Inc. Series B:
                            3,265,000        7.625% due 7/15/2005                                                       3,267,935
                            3,325,000        3.094% due 5/15/2006 (b)                                                   3,332,252
                                         Sempra Energy:
                            3,035,000        4.621% due 5/17/2007                                                       3,049,331
                            2,275,000        7.95% due 3/01/2010                                                        2,583,419
                            2,265,000        6% due 2/01/2013                                                           2,414,413
                            4,335,000    Southern Power Co. Series B, 6.25% due 7/15/2012                               4,734,631
                                                                                                                -----------------
                                                                                                                       20,132,611

Oil, Gas & Consumable       2,845,000    Amerada Hess Corp., 7.125% due 3/15/2033                                       3,374,489
Fuels - 1.6%                             Consolidated Natural Gas Co.:
                            2,875,000        5% due 12/01/2014                                                          2,908,419
                              230,000        Series B, 5.375% due 11/01/2006                                              233,523
                            4,462,050    Kern River Funding Corp., 4.893% due 4/30/2018 (a)                             4,563,829
                            1,740,000    Kinder Morgan Energy Partners LP, 5.35% due 8/15/2007                          1,762,796
                            2,410,000    Midamerican Energy Holdings Co., 5.875% due 10/01/2012                         2,559,943
                            2,410,000    Motiva Enterprises LLC, 5.20% due 9/15/2012 (a)                                2,484,729
                           15,500,000    Pemex Project Funding Master Trust, 4.71%
                                         due 6/15/2010 (a)(b)                                                          15,988,250
                            3,010,000    Tengizchevroil Finance Co. SARL, 6.124% due 11/15/2014 (a)                     3,077,725
                                         Texaco Capital, Inc.:
                              885,000        8.625% due 6/30/2010                                                       1,063,397
                               55,000        8.625% due 11/15/2031                                                         84,825
                            8,610,000    Ultramar Diamond Shamrock Corp., 6.75% due 10/15/2037                          9,545,898
                                                                                                                -----------------
                                                                                                                       47,647,823

Paper & Forest                           Celulosa Arauco y Constitucion SA:
Products - 0.4%             3,940,000        8.625% due 8/15/2010                                                       4,591,605
                            1,400,000        5.125% due 7/09/2013                                                       1,386,508
                            6,000,000    Champion International Corp., 6.65% due 12/15/2037                             6,698,718
                                                                                                                -----------------
                                                                                                                       12,676,831

Pharmaceuticals - 0.3%         84,000    Eli Lilly & Co., 7.125% due 6/01/2025                                            107,302
                            8,570,000    Wyeth, 5.50% due 3/15/2013                                                     9,019,505
                                                                                                                -----------------
                                                                                                                        9,126,807

Real Estate - 0.4%          2,075,000    Developers Diversified Realty Corp., 6.625% due 1/15/2008                      2,168,101
                            1,585,000    Health Care Property Investors, Inc., 6.50% due 2/15/2006                      1,608,560
                            1,545,000    Highwoods Properties, Inc., 7% due 12/01/2006                                  1,591,174
                            1,913,000    Nationwide Health Properties, Inc., 6.59% due 7/07/2038                        2,078,197
                            4,250,000    Westfield Capital Corp. Ltd., 5.125% due 11/15/2014 (a)                        4,322,743
                                                                                                                -----------------
                                                                                                                       11,768,775

Road & Rail - 0.5%          7,110,000    CSX Corp., 6.75% due 3/15/2011                                                 7,849,198
                                         Norfolk Southern Corp.:
                            1,203,000        5.59% due 5/17/2025                                                        1,250,314
                            1,312,000        7.25% due 2/15/2031                                                        1,675,545
                                         Union Pacific Corp.:
                            2,180,000        7.25% due 11/01/2008                                                       2,374,676
                            2,100,000        5.375% due 5/01/2014                                                       2,189,972
                                                                                                                -----------------
                                                                                                                       15,339,705

Thrifts & Mortgage          5,510,000    Countrywide Home Loans, Inc., 5.625% due 7/15/2009                             5,743,541
Finance - 0.3%              4,165,000    Washington Mutual, Inc., 4.20% due 1/15/2010                                   4,131,713
                                                                                                                -----------------
                                                                                                                        9,875,254

Wireless                    2,298,000    AT&T Wireless Services, Inc., 8.75% due 3/01/2031                              3,220,964
Telecommunication           5,100,000    Sprint Capital Corp., 8.75% due 3/15/2032                                      7,094,666
Services - 0.4%                                                                                                 -----------------
                                                                                                                       10,315,630

                                         Total Corporate Bonds (Cost - $684,241,764) - 24.2%                          703,172,636


                                                                                                                      Value
State                     Face Amount    Municipal Bonds                                                        (in U.S. dollars)
Texas - 0.2%          USD   5,740,000    Dallas, Texas, General Obligation Bonds, Series C,
                                         5.25% due 2/15/2024                                                    $       5,683,518

                                         Total Municipal Bonds (Cost - $5,740,000) - 0.2%                               5,683,518


                                         Preferred Securities

Industry++                               Capital Trusts
Commercial Banks - 0.1%     3,060,000    BAC Capital Trust VI, 5.625% due 3/08/2035                                     3,147,213

Electric Utilities - 0.1%   1,485,000    Alabama Power Capital Trust V, 5.50% due 10/01/2042 (b)                        1,530,668

Oil, Gas & Consumable       3,055,000    Pemex Project Funding Master Trust, 7.375% due 12/15/2014                      3,426,183
Fuels - 0.1%

                                         Total Capital Trusts (Cost - $7,730,659) - 0.3%                                8,104,064


                          Shares Held    Preferred Stocks
Commercial Banks - 0.2%           565    DG Funding Trust, 5.74% (a)                                                    6,063,156

Electric Utilities - 0.0%       9,000    Duquesne Light Co., 6.50%                                                        468,900

Thrifts & Mortgage            183,800    Fannie Mae, 7%                                                                10,195,165
Finance - 0.4%                    500    Home Ownership Funding Corp. II, 13.34% (a)                                      168,648
                                                                                                                -----------------
                                                                                                                       10,363,813

                                         Total Preferred Stocks (Cost - $17,390,909) - 0.6%                            16,895,869


                          Face Amount    Trust Preferreds
Aerospace &           USD  15,510,000    RC Trust I, 7% due 5/15/2006                                                  15,710,634
Defense - 0.5%

                                         Total Trust Preferreds (Cost - $15,944,876) - 0.5%                            15,710,634

                                         Total Preferred Securities (Cost - $41,066,444) - 1.4%                        40,710,567


                                         Short-Term Securities
Certificate of             31,650,000    Canadian Imperial Bank of Commerce, 3.46% due 12/12/2005                      31,624,799
Deposit - 3.3%             31,650,000    Fortis Bank, 3.445% due 12/12/2005                                            31,624,799
                           31,650,000    HBOS Plc, 3.46% due 12/12/2005                                                31,624,799
                                                                                                                -----------------
                                                                                                                       94,874,397

Commercial                 34,044,000    Atlantic Asset Securitization Corp., 3.21% due 7/15/2005                      34,001,502
Paper** - 20.8%                          BellSouth Corp.:
                           14,000,000        3.20% due 7/08/2005                                                       13,991,289
                           21,100,000        3.15% due 7/11/2005                                                       21,081,538
                           50,000,000    CBA (Delaware) Finance Inc., 3.25% due 7/25/2005                              49,891,667
                           12,000,000    Caterpillar Financial Services Corp., 3.08% due 7/05/2005                     11,995,893
                           25,000,000    DNB NOR Bank ASA, 2.23% due 7/20/2005                                         24,970,576
                           19,315,000    Den Danske Bank A/S, 3.25% due 7/18/2005                                      19,285,357
                           50,000,000    Dexia Delaware LLC, 3.13% due 7/14/2005                                       49,943,486
                           23,500,000    E.I. du Pont de Nemours & Co., 3.15% due 7/20/2005                            23,460,931
                           30,000,000    PACCAR Financial Corp., 3.23% due 7/29/2005                                   29,924,633
                           50,000,000    Park Avenue Receivables Co. LLC, 3.25% due 7/22/2005                          49,905,208
                           25,500,000    Pfizer, Inc., 3.10% due 7/14/2005                                             25,471,454
                           23,500,000    Polonius Inc., 3.30% due 7/25/2005                                            23,448,300
                           50,000,000    Rabobank USA Financial Corp., 3.24% due 7/13/2005                             49,946,000
                           20,000,000    Southern Company Funding Corp., 3.14% due 7/13/2005                           19,979,067
                           38,681,000    Swedbank (ForeningsSparbanken), 3.27% due 7/08/2005                           38,656,405
                           24,226,000    Thunder Bay Funding LLC, 3.15% due 7/18/2005                                  24,190,193
                           95,015,000    UBS Finance (Delaware) Inc., 3.13% due 7/14/2005                              94,907,607
                                                                                                                -----------------
                                                                                                                      605,051,106

U.S. Government Agency     68,300,000    Federal Home Loan Bank System, 3.001% due 7/01/2005                           68,300,000
Obligations** - 2.4%

                                         Total Short-Term Securities (Cost - $768,304,539) - 26.5%                    768,225,503



                            Number of                                                                                 Value
                            Contracts    Options Purchased                                                      (in U.S. dollars)
Call Options                    1,711    U.S. Treasury Bonds, expiring July 2005 at USD 109.5, Broker
Purchased - 0.0%                         Credit Suisse First Boston International                               $         240,609

                                         Total Options Purchased (Premiums Paid - $861,899) - 0.0%                        240,609

                                         Total Investments (Cost - $3,179,975,871) - 110.7%                         3,213,427,357



                                         Options Written
Call Options                    63+++    Swaption, expiring January 2015 at 5.14%, Broker
Written - (0.1%)                         Deutsche Bank AG London (f)                                                  (3,275,711)
                                2,595    U.S. Treasury Bonds, expiring July 2005 at USD 110.5, Broker
                                         Credit Suisse First Boston International                                        (81,094)
                                                                                                                -----------------
                                                                                                                      (3,356,805)

Put Options                     63+++    Swaption, expiring January 2015 at 5.14%, Broker
Written - (0.1%)                         Deutsche Bank AG London (f)                                                  (1,223,470)
                                2,595    U.S. Treasury Bonds, expiring July 2005 at USD 108, Broker
                                         Credit Suisse First Boston International                                       (243,281)
                                                                                                                -----------------
                                                                                                                      (1,466,751)

                                         Total Options Written (Premiums Received -
                                         $5,253,194) - (0.2%)                                                         (4,823,556)

                                         Total Investments, Net of Options Written
                                         (Cost - $3,174,722,677*) - 110.5%                                          3,208,603,801
                                         Liabilities in Excess of Other Assets - (10.5%)                            (304,784,479)
                                                                                                                -----------------
                                         Net Assets - 100.0%                                                    $   2,903,819,322
                                                                                                                =================

  * The cost and unrealized appreciation (depreciation) of investments, including options, as of June 30, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                      $     3,175,864,600
                                                        ===================
    Gross unrealized appreciation                       $        39,871,366
    Gross unrealized depreciation                               (7,132,165)
                                                        -------------------
    Net unrealized appreciation                         $        32,739,201
                                                        ===================

 ** Commercial Paper and certain U.S. Government & Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Master Portfolio.

*** Corresponding industry group for foreign securities:

    (1) Government entity.

  + Asset-Backed and Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.

 ++ For Master Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

+++ One contract represents a notional amount of $1,000,000.

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(b) Floating rate note.

(c) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Master Portfolio.

(d) All or a portion of security held as collateral in connection with open financial futures contracts.

(e) Convertible security.

(f) This European style swaption, which can be exercised only to the expiration date, represents a standby commitment whereby the Master Portfolio is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.

(g) This security is a perpetual bond and has no definite maturity date.

(h) Restricted securities as to resale, representing approximately 0.7% of net assets, were as follows:

                                Acquisition
    Issue                           Date           Cost            Value

    Sigma Finance Corp.,
    5.768% due 8/15/2011         2/13/2004    $  21,350,000    $  21,350,000


    Investments in companies considered to be an affiliate of the Master Portfolio
    (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the
    Investment Company Act of 1940) were as follows:

                                                                  Interest/
                                                    Net            Dividend
    Affiliate                                     Activity          Income

    Merrill Lynch Liquidity Series, Money
    Market Series                                    -            $      143
    Merrill Lynch Premier Institutional
    Fund                                        (98,432,250)      $   37,577


    Forward foreign exchange contracts as of June 30, 2005 were as follows:


     Foreign Currency                      Settlement             Unrealized
           Sold                               Date               Appreciation

    EUR   12,944,255                      August 2005            $   220,678
                                                                 -----------
    Total Unrealized Appreciation on
    Forward Foreign Exchange Contracts
    (USD Commitment - $15,915,090)                               $   220,678
                                                                 ===========


    Financial futures contracts sold as of June 30, 2005 were as follows:
    Number of                              Expiration          Face        Unrealized
    Contracts          Issue                  Date            Value       Depreciation
      655    2-Year U.S. Treasury Note   September 2005   $ 136,029,514   $    (5,799)
      176    5-Year U.S. Treasury Note   September 2005   $  19,115,556       (49,194)
    1,323    10-Year U.S. Treasury Note  September 2005   $ 149,228,496      (890,660)
                                                                          ------------
    Total Unrealized Depreciation - Net                                   $  (945,653)
                                                                          ============


    Currency Denominations:

         EUR    Euro
         USD    U.S. Dollar

    Swaps outstanding as of June 30, 2005 were as follows:

                                                                       Notional      Unrealized
                                                                        Amount      Appreciation
    Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed
    Rate Index and pay a floating rate based on 1-month USD
    LIBOR minus .105%

    Broker, UBS Warburg
    Expires August 2005                                          $  50,900,000           -

    Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed
    Rate Index and pay a floating rate based on 1-month USD
    LIBOR minus .10%

    Broker, Lehman Brothers Special Finance
    Expires September 2005                                       $ 174,800,000           -

    Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers CMBS
    Investment Grade Index and pay a floating rate based on 1-month USD LIBOR minus .14%

    Broker, UBS Warburg
    Expires September 2005                                       $  32,500,000           -

    Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed
    Rate Index and pay a floating rate based on 1-month USD
    LIBOR minus .10%

    Broker, Lehman Brothers Special Finance
    Expires October 2005                                         $ 131,050,000           -

    Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed
    Rate Index and pay a floating rate based on 1-month USD
    LIBOR minus .05%

    Broker, UBS Warburg
    Expires October 2005                                         $  54,100,000           -

    Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers U.S. Treasury
    Index and pay a floating rate based on 1-month USD LIBOR minus .15%

    Broker, Lehman Brothers Special Finance
    Expires November 2005                                        $  86,300,000           -


                                                                                     Unrealized
                                                                       Notional     Appreciation
                                                                        Amount     (Depreciation)
    Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed
    Rate Index and pay a floating rate based on 1-month USD
    LIBOR minus .12%

    Broker, UBS Warburg
    Expires November 2005                                        $ 100,000,000           -

    Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers U.S. Treasury
    Index and pay a floating rate based on 1-month USD LIBOR minus .15%

    Broker, Lehman Brothers Special Finance
    Expires December 2005                                        $ 139,100,000           -

    Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers U.S. Treasury
    Index and pay a floating rate based on 1-month USD LIBOR minus .15%

    Broker, Lehman Brothers Special Finance
    Expires March 2006                                           $ 163,800,000           -

    Bought credit default protection on Aon Corp., and pay .37%

    Broker, Morgan Stanley Capital Services Inc.
    Expires January 2007                                         $   5,525,000      $    (19,835)

    Pay a fixed rate of 2.8025% and receive a floating rate based on 3-month USD LIBOR

    Broker, JPMorgan Chase Bank
    Expires January 2007                                         $   5,525,000            109,286

    Bought credit default protection on Weyerhaeuser Co. and pay .73%

    Broker, Morgan Stanley Capital Services Inc.
    Expires September 2008                                       $   5,490,000           (46,852)

    Sold credit default protection on Sprint Corporation and receive 1.50%

    Broker, Morgan Stanley Capital Services Inc.
    Expires September 2008                                       $   5,490,000            214,555

    Sold credit default protection on Comcast Cable
    Communications, Inc. and receive 1.15%

    Broker, Morgan Stanley Capital Services Inc.
    Expires September 2008                                       $   5,490,000            148,999

    Receive a fixed rate of 3.401% and pay 3.875% on Treasury
    Inflation Protected Securities (TIPS) adjusted principal

    Broker, JPMorgan Chase Bank
    Expires January 2009                                         $  16,302,000          (274,152)

    Sold credit default protection on Raytheon Co. and receive .73%

    Broker, JPMorgan Chase Bank
    Expires March 2009                                           $   3,165,000             45,012

    Bought credit default protection on Boeing Capital Corp.
    and pay .48%

    Broker, JPMorgan Chase Bank
    Expires March 2009                                           $   3,165,000           (32,163)

    Sold credit default protection on Nextel Communications and receive 1.72%

    Broker, JPMorgan Chase Bank
    Expires September 2009                                       $   6,360,000            319,196

    Sold credit default protection on Dow Jones CDX North
    America Investment Grade Index Series 2
    and receive .60%

    Broker, Morgan Stanley Capital Services Inc.
    Expires September 2009                                       $  35,455,000           (74,737)

    Bought credit default protection on Hewlett-Packard Co.
    and pay .31%

    Broker, Lehman Brothers Special Finance
    Expires December 2009                                        $   6,270,000              6,646

    Bought credit default protection on Petroleos Mexicanos and pay 1.09%

    Broker, Lehman Brothers Special Finance
    Expires December 2009                                        $  12,545,000             37,786

    Sold credit default protection on Mexico Government
    International Bond and receive .92%

    Broker, Lehman Brothers Special Finance
    Expires December 2009                                        $  12,545,000             25,002

    Sold credit default protection on Computer Associates
    International, Inc. and receive .83%

    Broker, Lehman Brothers Special Finance
    Expires December 2009                                        $   6,270,000             22,534

    Bought credit default protection on Morgan Stanley and pay .47%

    Broker, HSBC Bank USA
    Expires June 2010                                            $   3,250,000           (19,536)

    Bought credit default protection on Valero Energy Corp.
    and pay 1.03%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                                            $   3,250,000           (72,397)

    Bought credit default protection on Devon Energy Corp.
    and pay .48%

    Broker, Deutsche Bank AG London
    Expires June 2010                                            $   6,500,000           (16,198)

    Bought credit default protection on Valero Energy Corp.
    and pay 1%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                                            $   3,250,000           (72,397)

    Sold credit default protection on BellSouth Corp. and receive .26%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                                            $   3,155,000                748

    Bought credit default protection on Devon Energy Corp.
    and pay .50%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                                            $   6,500,000           (22,041)

    Bought credit default protection on Ford Motor Credit
    Co. and pay 3.59%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                                            $   6,355,000             97,638

    Bought credit default protection on International Paper Co., and pay .90%

    Broker, JPMorgan Chase Bank
    Expires June 2010                                            $   6,410,000           (38,550)

    Bought credit default protection on Goldman Sachs Group, Inc. and pay .45%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                                            $   3,155,000           (17,851)

    Bought credit default protection on DaimlerChrysler NA
    Holding Corp. and pay 1.37%

    Broker, HSBC Bank USA
    Expires June 2010                                            $   3,250,000           (78,104)

    Bought credit default protection on JPMorgan Chase &
    Co. and pay .44%

    Broker, Morgan Stanley Capital Services Inc.
    Expires June 2010                                            $   3,155,000           (14,680)

    Sold credit default protection on Wells Fargo & Co. and receive .195%

    Broker, Deutsche Bank AG London
    Expires June 2010                                            $   3,155,000                539

    Sold credit default protection on DaimlerChrysler NA
    Holding Corp. and receive 1.55%

    Broker, JPMorgan Chase Bank
    Expires June 2010                                            $   3,250,000            104,075

    Sold credit default protection on Ford Motor Credit Co.
    and receive 5.25%

    Broker, Morgan Stanley Capital Services Inc.
    Expires June 2010                                            $   6,500,000            333,470

    Sold credit default protection on Dow Jones CDX North
    America Investment Grade Index Series 4 and receive .40%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                                            $  22,885,000           (29,812)

    Receive a fixed rate of 4.17% and pay 3.50% on Treasury
    Inflation Protected Securities (TIPS) adjusted principal

    Broker, Morgan Stanley Capital Services Inc.
    Expires January 2011                                         $  14,075,000          (394,812)

    Receive a floating rate based on 1-month USD LIBOR plus
    .47%, which is capped at a fixed coupon of 6% from 12/16/2005 through expiration and pay a floating rate based on 1-month USD LIBOR

    Broker, Credit Suisse First Boston International
    Expires June 2011                                            $ 146,250,000             68,697
                                                                                    -------------
    Total                                                                           $     310,066
                                                                                    =============


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Core Bond Portfolio of Merrill Lynch Bond Fund, Inc. and Master Bond Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Core Bond Portfolio of Merrill Lynch Bond Fund, Inc. and
       Master Bond Trust


Date:  August 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Core Bond Portfolio of Merrill Lynch Bond Fund, Inc. and
       Master Bond Trust


Date:  August 19, 2005


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       Core Bond Portfolio of Merrill Lynch Bond Fund, Inc. and
       Master Bond Trust


Date:  August 19, 2005